UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund : FAYXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 42	0.42%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.4
8-30	2.9
31-60	6.5
61-90	1.3
91-180	5.8
>180	9.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.2
Tender Option Bond - 25.5
Municipal Securities - 22.1
Commercial Paper - 3.3
Net Other Assets (Liabilities) - 14.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914089.101    6960-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Premium Class : FSJXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.4
8-30	2.9
31-60	6.5
61-90	1.3
91-180	5.8
>180	9.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.2
Tender Option Bond - 25.5
Municipal Securities - 22.1
Commercial Paper - 3.3
Net Other Assets (Liabilities) - 14.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914088.101    423-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Institutional Class : FSKXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$1,304,669,443
Number of Holdings	147
Total Advisory Fee	$2,455,585
What did the Fund invest in?
(as of November 30, 2025)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	73.4
8-30	2.9
31-60	6.5
61-90	1.3
91-180	5.8
>180	9.7

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.2
Tender Option Bond - 25.5
Municipal Securities - 22.1
Commercial Paper - 3.3
Net Other Assets (Liabilities) - 14.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914087.101    1870-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Court Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity New Jersey Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$40,300	$1,800	$2,200	$700

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$39,200	$3,000	$2,100	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,756,300	$15,297,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Money Market Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Jersey Municipal Money Market Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Municipal Securities - 22.1%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 3.04% tender 1/15/2047 (b)(c)	300,000	300,000
New Jersey - 21.1%
Education - 2.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (d)	885,000	885,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (d)	1,135,000	1,135,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (d)	240,000	240,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	2,120,000	2,120,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (d)	2,440,000	2,440,000
Higher Ed Student Assistance Auth NJ Student Ln Rev (Nj Stud Loan 2025 Proj.) 5% tender 12/1/2056 (c)(d)	25,000,000	25,146,174
		31,966,174
General Obligations - 18.3%
Burlington CO NJ Brf Com Lease Rev RAN (Burlington Cnty N J Proj.) 4% 7/31/2026	100,000	100,760
Clifton NJ Gen. Oblig. BAN Series 2025 B, 3.75% 8/27/2026	10,159,000	10,234,752
Essex Cnty NJ Gen. Oblig. BAN Series 2025, 4% 7/8/2026	6,210,000	6,251,540
Essex Cnty NJ Impt Auth Lease Gen. Oblig. RAN Series 2025, 5% 3/17/2026	12,445,000	12,516,055
Hoboken NJ BAN 4% 3/10/2026	20,108,699	20,167,813
Holmdel Twp NJ Gen. Oblig. BAN 3.5% 9/18/2026	8,885,000	8,947,081
Hudson Cnty NJ BAN 4% 2/26/2026	15,626,000	15,672,553
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 5% 10/1/2026	140,000	142,695
Hudson Cnty NJ Impt Auth Lease Rev BAN 4% 3/12/2026	3,750,000	3,761,943
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	6,341,517	6,378,407
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	7,000,000	7,031,943
Lakewood NJ Tan Gen. Oblig. BAN Series 2024, 4% 12/18/2025	5,000,000	5,002,419
Livingston Township NJ Bond Gen. Oblig. BAN Series 2024, 4% 12/5/2025	11,107,900	11,109,167
Lyndhurst Twp NJ Gen. Oblig. BAN 3.75% 1/1/2026	18,382,000	18,395,330
Mercer Cnty NJ Gen. Oblig. BAN Series 2025A, 4% 3/31/2026	7,305,000	7,337,241
Middletown Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 12/8/2026 (e)	11,278,287	11,383,513
Monmouth Cnty NJ Impt Auth Rev BAN Series 2025, 4% 3/13/2026	9,765,000	9,794,677
Moorestown Twp NJ Gen. Oblig. BAN Series 2025, 4% 5/20/2026	12,900,000	12,948,318
Morris Township NJ Gen. Oblig. BAN Series 2025, 3.75% 9/24/2026	10,057,000	10,160,765
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	2,000,000	2,041,430
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.25% 6/15/2026	285,000	285,038
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	4,635,000	4,660,461
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	150,000	151,540
New Jersey St Gen. Oblig. 5% 6/1/2026	2,515,000	2,543,553
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,300,000	1,301,024
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2025	5,000,000	5,004,119
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2026	250,000	252,567
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	12,000,000	12,103,212
Princeton NJ BAN 4% 2/19/2026	1,360,000	1,362,998
Princeton NJ Gen. Oblig. BAN Series 2024, 3.5% 12/22/2025	910,000	910,265
Somerville NJ Gen. Oblig. BAN Series 2025 A, 4% 1/26/2026	6,434,000	6,442,127
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	12,000,000	12,100,457
Summit N J Gen. Oblig. BAN 4% 7/16/2026	480,000	484,027
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	5,000,000	5,042,192
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	5,000,000	5,041,277
Westfield NJ Sch Dist BAN 4% 9/3/2026	235,000	237,148
		237,300,407
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (c)	950,000	961,268
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 5% 7/1/2026	150,000	151,848
		1,113,116
Housing - 0.3%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018B, 3.4% 4/1/2026 (d)	2,335,000	2,331,487
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,000,000	1,999,245
		4,330,732
TOTAL NEW JERSEY		274,710,429
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ Series 223, 5% 7/15/2026 (d)	115,000	116,597
Port Auth NY & NJ Series 243, 5% 12/1/2025	575,000	575,000
		691,597
TOTAL NEW JERSEY,NEW YORK		691,597
New Jersey,Non-state Specific - 0.9%
General Obligations - 0.9%
Mount Laurel Twp NJ Gen. Oblig. BAN 3.75% 12/16/2025	12,236,000	12,240,694
TOTAL MUNICIPAL SECURITIES (Cost $287,942,720)		287,942,720

Tender Option Bond - 25.5%
	Principal Amount (a)	Value ($)
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.02% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
Arizona - 0.1%
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9240, 3.02% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9241, 3.02% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9242, 3.02% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
TOTAL ARIZONA		800,000
Georgia,New Jersey - 0.4%
New Jersey Edl Facilities Auth Rev Participating VRDN Series 2023 XL0470, 2.82% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	5,190,000	5,190,000
Illinois - 0.3%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 3.08% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (c)(f)	300,000	300,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.02% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	3,400,000	3,400,000
TOTAL ILLINOIS		3,700,000
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.02% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	400,000	400,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.02% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
TOTAL MISSISSIPPI		700,000
Missouri - 0.0%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.02% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	300,000	300,000
New Jersey - 22.3%
Jersey City NJ Mun Utils Auth Participating VRDN Series 2025 007, 2.89% 5/1/2026 (Liquidity Facility Barclays Bank PLC) (c)(f)	23,560,000	23,560,000
Middlesex Cnty NJ Impt Auth Lease Rev Participating VRDN 2.82% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	3,200,000	3,200,000
Middlesex Cnty NJ Impt Auth Lease Rev Participating VRDN Series 2023 XF3123, 2.8% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	15,000,000	15,000,000
Middlesex County Impt Auth Rutgers Univ Participating VRDN 2.82% 8/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (c)(f)	3,110,000	3,110,000
New Jersey Econ Dev Auth Participating VRDN 2.82% 11/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,750,000	3,750,000
New Jersey Econ Dev Auth Participating VRDN Series 2016 XF2393, 2.82% 6/15/2041 (Liquidity Facility Barclays Bank PLC) (c)(f)	3,600,000	3,600,000
New Jersey Econ Dev Auth Participating VRDN Series 2017 XL0052, 2.82% 6/15/2042 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,100,000	1,100,000
New Jersey Econ Dev Auth Participating VRDN Series 2020 XF2865, 2.82% 11/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	4,500,000	4,500,000
New Jersey Econ Dev Auth Rev Participating VRDN 2.82% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,165,000	8,165,000
New Jersey Health Care Participating VRDN 3.03% 7/1/2043 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,985,000	7,985,000
New Jersey Health Care Participating VRDN Series 5085, 2.85% 7/1/2042 (Liquidity Facility JP Morgan Securities LLC) (c)(f)	45,920,000	45,920,000
New Jersey Higher Ed Student Assistance Auth Participating VRDN Series 2020 XF0957, 2.85% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (c)(d)(f)	715,000	715,000
New Jersey Housing & Mortgage Finance Agency Participating VRDN Series 2025 MIZ9244, 2.97% 11/24/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	17,135,000	17,135,000
New Jersey Hsg & Mtg Fin Agcy Participating VRDN Series 2024 BAML6022, 2.92% 10/1/2057 (Liquidity Facility Bank of America, N.A.) (c)(f)	6,727,500	6,727,500
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN 2.81% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (c)(f)	8,015,000	8,015,000
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN Series 2019 XG0228, 2.82% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (c)(f)	4,965,000	4,965,000
New Jersey St Hsg & Mtg Fin Agy Rev Participating VRDN Series 2025 ZF1979, 2.82% 10/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	7,685,000	7,685,000
New Jersey St Transn Tr Fd Aut Participating VRDN 2.88% 6/15/2050 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,500,000	9,500,000
New Jersey St Transn Tr Fd Aut Participating VRDN 2.82% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	10,930,000	10,930,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.81% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	9,295,000	9,295,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.82% 6/15/2046 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,600,000	10,600,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2.81% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (c)(f)	700,000	700,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 YX1283, 2.81% 6/15/2045 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,870,000	7,870,000
New Jersey Turnpike Authority Participating VRDN 2.82% 1/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	3,995,000	3,995,000
New Jersey Turnpike Authority Participating VRDN 2.82% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,580,000	5,580,000
New Jersey Turnpike Authority Participating VRDN 2.82% 1/1/2052 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	10,400,000	10,400,000
New Jersey Turnpike Authority Participating VRDN Series 2023 ZF3172, 2.82% 1/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	5,000,000	5,000,000
New Jersey Turnpike Authority Participating VRDN Series 2024 XG0569, 2.82% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (c)(f)	6,800,000	6,800,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 2.82% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	29,900,000	29,900,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XX1405, 2.88% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000,000	2,000,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XX1406, 2.88% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,200,000	1,200,000
NJ Hsg & Mtg Fin Agy Multi Fam Rev Participating VRDN Series 2023 YX1314, 2.8% 11/1/2033 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	6,510,000	6,510,000
Union CO NJ Solid Waste Participating VRDN Series 2017 ZF2479, 2.8% 6/15/2041 (Liquidity Facility Morgan Stanley Bank NA) (c)(f)	5,845,000	5,845,000
TOTAL NEW JERSEY		291,257,500
New Jersey,New York - 2.1%
Port Auth NY & NJ Participating VRDN 2.82% 12/1/2048 (Liquidity Facility Citibank NA) (c)(d)(f)	1,800,000	1,800,000
Port Auth NY & NJ Participating VRDN 2.84% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,115,000	1,115,000
Port Auth NY & NJ Participating VRDN Series 2022 023, 2.88% 11/15/2035 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	6,405,000	6,405,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 2.85% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	3,935,000	3,935,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 2.85% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,640,000	1,640,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 2.85% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	3,325,000	3,325,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 2.83% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	1,700,000	1,700,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 2.83% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (c)(d)(f)	600,000	600,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 2.82% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (c)(f)	400,000	400,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 2.82% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(f)	2,600,000	2,600,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 2.85% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	2,200,000	2,200,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1989, 2.85% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	600,000	600,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1991, 2.84% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (c)(d)(f)	1,000,000	1,000,000
TOTAL NEW JERSEY,NEW YORK		27,320,000
New York - 0.2%
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.02% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	2,100,000	2,100,000
North Carolina - 0.0%
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.02% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	600,000	600,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.02% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	200,000	200,000
Pennsylvania - 0.0%
Pennsylvania Multi Fam Hsg Rev Participating VRDN 3.02% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (c)(f)(g)	100,000	100,000
TOTAL TENDER OPTION BOND (Cost $332,467,500)		332,467,500

Variable Rate Demand Note - 34.2%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 3.15% 8/1/2063 VRDN (c)(d)	3,000,000	3,000,000
Florida - 1.7%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.95% 6/1/2045 VRDN (c)(d)	7,100,000	7,100,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.9% 12/1/2048 VRDN (c)(d)	200,000	200,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.95% 12/1/2046 VRDN (c)(d)	1,100,000	1,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 3.1% 12/1/2046 VRDN (c)(d)	300,000	300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.95% 5/1/2054 VRDN (c)(d)	7,300,000	7,300,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.95% 5/1/2054 VRDN (c)(d)	6,250,000	6,250,000
TOTAL FLORIDA		22,250,000
Iowa - 0.0%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.9% 7/1/2038 VRDN (c)(d)	200,000	200,000
Kansas - 0.0%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (c)	300,000	300,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.9% 9/1/2035 VRDN (c)	100,000	100,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (c)	1,100,000	1,100,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.85% 4/15/2032 VRDN (c)	100,000	100,000
TOTAL KANSAS		1,600,000
Kentucky - 0.3%
Daviess Cty KY Exempt Facs Rev (Kimberly-Clark Tissue Company Proj.) 2.95% 8/1/2029 (Kimberly-Clark Corp Guaranteed) VRDN (c)(d)	1,800,000	1,800,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (c)(d)	325,000	325,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.35% 8/1/2061 VRDN (c)(d)	1,300,000	1,300,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.4% 8/1/2061 VRDN (c)(d)	100,000	100,000
TOTAL KENTUCKY		3,525,000
New Jersey - 30.1%
Essex Cnty N J Impt Auth Multifamily Hsg Rev (Fern Preservation Urban Renewal Lp Proj.) 2.8% 12/1/2040, LOC Freddie Mac Non Gold Pool VRDN (c)	11,300,000	11,300,000
New Jersey Econom Dev Auth Rev (Cooper Health System Proj.) 2.81% 11/1/2038, LOC TD Bank NA VRDN (c)	49,600,000	49,600,000
New Jersey Health Care (Ahs Hospital Corp Proj.) 2.8% 7/1/2036, LOC Bank of America NA VRDN (c)	84,305,000	84,305,001
New Jersey Health Care (Ahs Hospital Corp Proj.) 2.8% 7/1/2036, LOC JPMorgan Chase Bank NA VRDN (c)	61,615,000	61,615,000
New Jersey Health Care (Virtua Health Proj.) 1.4% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	18,930,000	18,930,000
New Jersey Health Care (Virtua Health Proj.) 1.5% 7/1/2043, LOC JPMorgan Chase Bank NA VRDN (c)	37,560,000	37,560,000
New Jersey Health Care (Virtua Health Proj.) 1.83% 7/1/2043, LOC TD Bank NA VRDN (c)	14,700,000	14,700,000
New Jersey Health Care (Virtua Health Proj.) 2% 7/1/2043, LOC TD Bank NA VRDN (c)	52,640,000	52,640,000
New Jersey Health Care (Virtua Health Proj.) 2.29% 7/1/2033, LOC Wells Fargo Bank NA VRDN (c)	32,330,000	32,330,000
Union Cnty Ind Pcf Auth Pcr (Exxon Capital Ventures Inc Proj.) 2.2% 7/1/2033 (Exxon Mobil Corp Guaranteed) VRDN (c)	29,300,000	29,300,000
TOTAL NEW JERSEY		392,280,001
New Jersey,New York - 1.1%
Port Auth NY & NJ 2.84% 1/19/2027 VRDN (b)(c)(g)	6,400,000	6,400,000
Port Auth NY & NJ 2.84% 1/19/2027 VRDN (b)(c)(g)	4,400,000	4,400,000
Port Auth NY & NJ 2.84% 1/19/2027 VRDN (b)(c)(g)	3,100,000	3,100,000
TOTAL NEW JERSEY,NEW YORK		13,900,000
North Carolina - 0.5%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 3.1% 11/1/2033 VRDN (c)(d)	5,950,000	5,950,000
South Carolina - 0.3%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.3% 3/1/2029 VRDN (c)(d)	2,200,000	2,200,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.3% 4/1/2031 VRDN (c)(d)	800,000	800,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 3.3% 8/1/2029 VRDN (c)(d)	800,000	800,000
TOTAL SOUTH CAROLINA		3,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $446,505,001)		446,505,001

Commercial Paper - 3.3%
	Yield (%) (h)	Principal Amount (a)	Value ($)
New Jersey Educational Facilities Authority 2.73% 12/2/2025 CP	2.73	10,000,000	10,000,000
New Jersey St Edl Facs Auth 2.59% 1/8/2026 CP	2.59	26,000,000	26,000,000
New Jersey St Edl Facs Auth 2.68% 12/2/2025 CP	2.68	6,500,000	6,500,000
TOTAL COMMERCIAL PAPER (Cost $42,500,000)			42,500,000

Money Market Funds - 14.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $189,413,188)	2.89	189,376,481	189,413,188

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,298,828,409)	1,298,828,409
NET OTHER ASSETS (LIABILITIES) - 0.4%	5,841,034
NET ASSETS - 100.0%	1,304,669,443

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,435,000 or 3.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 3.02% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	200,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9240, 3.02% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	300,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9241, 3.02% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	200,000

Arizona St Indl Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9242, 3.02% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	300,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 3.02% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	3,400,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 3.02% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	300,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 3.02% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	400,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 3.02% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	300,000

New Jersey Housing & Mortgage Finance Agency Participating VRDN Series 2025 MIZ9244, 2.97% 11/24/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/25/2025	17,135,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 3.02% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	2,100,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 3.02% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	200,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 3.02% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024	100,000

Port Auth NY & NJ 2.84% 1/19/2027 VRDN	2/14/1992	6,400,000

Port Auth NY & NJ 2.84% 1/19/2027 VRDN	9/15/1997	3,100,000

Port Auth NY & NJ 2.84% 1/19/2027 VRDN	8/9/2002	4,400,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 3.02% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	145,006,573	450,407,414	406,000,799	4,437,748	-	-	189,413,188	189,376,481	5.7%
Total	145,006,573	450,407,414	406,000,799	4,437,748	-	-	189,413,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,109,415,221)	$1,109,415,221
Fidelity Central Funds (cost $189,413,188)	189,413,188

Total Investment in Securities (cost $1,298,828,409)		$1,298,828,409
Cash		7,549,307
Receivable for fund shares sold		903,970
Dividends receivable		227
Interest receivable		9,766,556
Distributions receivable from Fidelity Central Funds		429,572
Receivable from investment adviser for expense reductions		26,838
Other receivables		3,371
Total assets		1,317,508,250
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,383,513
Payable for fund shares redeemed	972,523
Distributions payable	184,622
Accrued management fee	214,378
Other affiliated payables	83,771
Total liabilities		12,838,807
Net Assets		$1,304,669,443
Net Assets consist of:
Paid in capital		$1,304,617,944
Total accumulated earnings (loss)		51,499
Net Assets		$1,304,669,443

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($22,147,018 ÷ 22,153,078 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($627,459,668 ÷ 626,987,214 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($655,062,757 ÷ 654,326,266 shares)		$1.00
Statement of Operations
Year ended November 30, 2025
Investment Income
Interest		$28,711,920
Income from Fidelity Central Funds		4,435,874
Total income		33,147,794
Expenses
Management fee	$2,455,585
Transfer agent fees	968,144
Independent trustees' fees and expenses	3,195
Miscellaneous	4,715
Total expenses before reductions	3,431,639
Expense reductions	(294,681)
Total expenses after reductions		3,136,958
Net Investment income (loss)		30,010,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	34,245
Capital gain distributions from Fidelity Central Funds	1,874
Total net realized gain (loss)		36,119
Net increase in net assets resulting from operations		$30,046,955
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,010,836	$34,077,795
Net realized gain (loss)	36,119	20,412
Net increase in net assets resulting from operations	30,046,955	34,098,207
Distributions to shareholders	(29,991,922)	(34,057,749)

Share transactions - net increase (decrease)	62,586,731	310,049,285
Total increase (decrease) in net assets	62,641,764	310,089,743

Net Assets
Beginning of period	1,242,027,679	931,937,936
End of period	$1,304,669,443	$1,242,027,679

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

Years ended November 30,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.023	.030	.027	.003
Net realized and unrealized gain (loss)	- C	(.001) D	- C	- C
Total from investment operations	.023	.029	.027	.003
Distributions from net investment income	(.023)	(.029)	(.027)	(.003)
Total distributions	(.023)	(.029)	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return E,F	2.30%	2.99%	2.76%	.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42%	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42% I
Expenses net of all reductions, if any	.42%	.42%	.42%	.42% I
Net investment income (loss)	2.28%	2.95%	2.73%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,147	$21,706	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Institutional Class

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.032	.029	.008	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	.032	.029	.008	- B
Distributions from net investment income	(.025)	(.032)	(.029)	(.008)	- B
Total distributions	(.025)	(.032)	(.029)	(.008)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.53%	3.22%	2.99%	.79%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.18%	.10%
Expenses net of all reductions, if any	.20%	.20%	.20%	.18%	.10%
Net investment income (loss)	2.50%	3.17%	2.96%	1.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$627,460	$595,764	$401,895	$290,546	$209,900

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® New Jersey Municipal Money Market Fund Premium Class

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.031	.028	.007	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	.031	.028	.007	- B
Distributions from net investment income	(.024)	(.031)	(.028)	(.007)	- B
Total distributions	(.024)	(.031)	(.028)	(.007)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.43%	3.12%	2.89%	.72%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.27%	.10%
Expenses net of all reductions, if any	.30%	.30%	.30%	.27%	.10%
Net investment income (loss)	2.40%	3.07%	2.86%	.92%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$655,063	$624,558	$520,586	$492,831	$127,495

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term and long-term capital gains which is included in Miscellaneous expense on the Statement of Operations. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$1,298,828,409

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$40,220
Undistributed ordinary income	$-
Undistributed long-term capital gain	$11,251
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Tax-exempt Income	29,991,922	34,057,749

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Fidelity New Jersey Municipal Money Market Fund	45,747.22
Institutional Class	286,200.05
Premium Class	636,197.10
	968,144

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New Jersey Municipal Money Market Fund	48,769,153	25,970,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $285,996.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,685.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$473,652	$461,285
Institutional Class	14,284,701	15,780,049
Premium Class	15,233,569	17,816,415
Total	$29,991,922	$34,057,749
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity New Jersey Municipal Money Market Fund
Fidelity New Jersey Municipal Money Market Fund
Shares sold	22,924,539	40,405,756	$22,924,539	$40,405,756
Reinvestment of distributions	430,520	433,989	430,520	433,989
Shares redeemed	(22,914,149)	(28,584,576)	(22,914,149)	(28,584,576)
Net increase (decrease)	440,910	12,255,169	$440,910	$12,255,169
Institutional Class
Shares sold	757,232,720	786,451,896	$757,232,720	$786,451,896
Reinvestment of distributions	12,929,254	13,937,857	12,929,254	13,937,857
Shares redeemed	(738,485,159)	(606,569,783)	(738,485,159)	(606,569,783)
Net increase (decrease)	31,676,815	193,819,970	$31,676,815	$193,819,970
Premium Class
Shares sold	416,751,890	341,261,292	$416,751,890	$341,261,292
Reinvestment of distributions	14,095,137	16,682,506	14,095,137	16,682,506
Shares redeemed	(400,378,021)	(253,969,652)	(400,378,021)	(253,969,652)
Net increase (decrease)	30,469,006	103,974,146	$30,469,006	$103,974,146
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Money Market Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $34,595, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2025, 100% of the fund's income dividends were free from federal income tax, and 15.68% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Jersey Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of a representative class (Institutional Class), the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustment and fund-paid 12b-1 fees) of Institutional Class of the fund relative to the asset-sized peer group.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's Institutional Class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.

Other Contractual Expenses. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its respective average net assets, exceed 0.20%.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the Premium Class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.850770.118
SNJ-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026